Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Preferred stock, par value per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, no par value (in dollars per share)		$ 0	$ 0
Common stock, shares authorized	200,000,000	200,000,000	100,000,000
Common stock, shares, issued	23,588,031	22,802,778	9,436,294
Common stock, shares, outstanding	23,588,031	22,802,778	9,436,294
Redeemable stock, shares issued		0	1,739,130
Redeemable stock, shares outstanding		0	1,739,130
Series A redeemable preferred stock
Redeemable stock, shares authorized		0	8,000
Redeemable stock, shares issued		0	3,568
Redeemable stock, shares outstanding		0	3,568
Series B redeemable preferred stock
Redeemable stock, shares authorized		0	4,000
Redeemable stock, shares issued		0	4,000
Redeemable stock, shares outstanding		0	4,000